As filed with the Securities and Exchange Commission on October 11, 2017

1933 Act File No. 002-76510

1940 Act File No. 811-03416

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 114 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 114 ☒

THE CALVERT FUND
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

(301) 951-4800
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on October 11, 2017.

THE CALVERT FUND

By:  John H. Streur*

John H. Streur*, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 11, 2017.

Signature	Title

John H. Streur*	President and Director
John H. Streur*

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Director	Miles D. Harper, III*	Director
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Director	Joy V. Jones*	Director
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Director	Anthony A. Williams*	Director
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Director
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

* Pursuant to a Power of Attorney dated December 28, 2016 filed as Exhibit (q)(1) to the Registrant’s Post-Effective Amendment No. 111 filed January 30, 2017 (Accession No. 0000940394-17-000164) and incorporated herein by reference.

EXHIBIT INDEX

Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
Ex-101.PRE	XBRL Taxonomy Extension Presentation Linkbase